EQUITY	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Equity
NOTE 7 – Equity:

Accumulated Other Comprehensive Loss

The following table provides details about reclassifications out of accumulated other comprehensive loss to the statement of income (loss):

Details about Accumulated Other Comprehensive Loss Components	Amount Reclassified from Accumulated Other Comprehensive Loss		Affected Line Item in the Statement of Income (Loss)
	Three months ended June 30, 2013	Six months ended June 30, 2013
	U.S. $ in millions
Currency translation adjustment	$-	$17	Financial expenses – net
Loss on derivative financial instruments	5	5	Net revenues
Other	1	1	Various *
	6	23
Tax adjustment	5	6	Provision for income taxes
Total reclassifications for the period	$11	$29

* Including cost of sales, research and development expenses – net, selling and marketing expenses and general and administrative expenses.

Share repurchase program

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares and American depository shares, of which, as of June 30, 2013, $1.33 billion remains available for repurchases. This repurchase authorization has no time limit.

The following table summarizes the shares which were repurchased and the amount Teva spent on these repurchases:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	in millions
Amount spent on shares repurchased	$297	$134	$497	$667
Number of shares repurchased	7.6	3.5	12.8	15.4